Note 9 - Financial Instruments (Details) (USD $)	Jun. 30, 2014
Note 9 - Financial Instruments (Details) [Line Items]
Derivative, Notional Amount	$ 20,000,000
Long-term Debt, Fair Value	58,940,000
Difference between Fair Value and Carrying Value	500,000
Long-term Debt	59,438,000
Interest Rate Swap [Member]
Note 9 - Financial Instruments (Details) [Line Items]
Derivative, Number of Instruments Held	2
Carrying Value (Member)
Note 9 - Financial Instruments (Details) [Line Items]
Long-term Debt	$ 59,440,000